3. Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Potentially dilutive securities excluded from computation of net loss per share
	September 30,
	2014	2013
Options to purchase common stock	2,754,000	1,229,000
Warrants to purchase common stock	2,034,000	1,318,000
	4,788,000	2,547,000

Financial liabilities measured at fair value on a recurring basis

	Fair Value Measurements at September 30, 2014 Using
	Total September 30, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
Liabilities:
Derivative liabilities – warrants	$856,000	–	–	$856,000

	Fair Value Measurements at March 31, 2014 Using
	Total March 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
Liabilities:
Derivative liabilities – warrants	$3,175,000	–	–	$3,175,000